Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans [Abstract]
Net Periodic Benefit Cost Of The Defined Benefit Plans

	Millions of yen
	Year ended March 31
	2010	2011	2012
Service cost	¥8,719	¥9,328	¥9,016
Interest cost	4,307	4,480	4,649
Expected return on plan assets	(3,023)	(3,182)	(3,262)
Amortization of net actuarial losses	4,735	3,088	3,687
Amortization of prior service cost	(1,148)	(1,148)	(1,479)

Net periodic benefit cost	¥13,590	¥12,566	¥12,611

Reconciliation Of The Changes In Projected Benefit Obligation And The Fair Value Of Plan Assets

	Millions of yen
	As of or for the year ended March 31
	2011	2012
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥215,761	¥213,653
Service cost	9,328	9,016
Interest cost	4,480	4,649
Actuarial gain (loss)	(647)	9,415
Benefits paid	(15,406)	(14,785)
Acquisition and Other(1)	137	20,542

Projected benefit obligation at end of year	¥213,653	¥242,490

Change in plan assets:
Fair value of plan assets at beginning of year	¥122,632	¥120,727
Actual return on plan assets	1,865	6,696
Employer contributions	4,407	32,291
Benefits paid	(8,177)	(8,114)
Acquisition(1)	—	8,052

Fair value of plan assets at end of year	¥120,727	¥159,652

Funded status at end of year	(92,926)	(82,838)

Amounts recognized in the consolidated balance sheets	¥(92,926)	¥(82,838)

(1)	Increased mainly because of business combination.

The Projected Benefit Obligation, Accumulated Benefit Obligation, And Fair Value Of Plan Assets For Pension Plans With ABO And PBO In Excess Of Plan Assets

	Millions of yen
	March 31
	2011	2012
Plans with ABO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652
Plans with PBO in excess of plan assets:
PBO	¥213,653	¥242,490
ABO	211,425	238,614
Fair value of plan assets	120,727	159,652

Amounts In Accumulated Other Comprehensive Income, Pre-Tax, That Have Not Yet Been Recognized As Components Of Net Periodic Benefit Cost

Millions of yen
For the year ended March 31, 2012
Net actuarial loss	¥70,196
Net prior service cost	(9,582)

Total	¥60,614

Amounts In Accumulated Other Comprehensive Income, Pre-Tax, Expected To Be Recognized As Components Of Net Periodic Benefit Cost Over The Next Fiscal Year

Millions of yen
For the year ending March 31, 2013
Net actuarial loss	¥3,295
Net prior service cost	(1,544)

Total	¥1,751

Schedule Of The Weighted-Average Assumptions Used To Determine PBO

	March 31
	2011	2012
Discount rate	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.8%

The Weighted-Average Assumptions Used To Determine Net Periodic Benefit Costs

	Year ended March 31
	2010	2011	2012
Discount rate	2.2%	2.1%	1.8%
Rate of increase in compensation levels	2.5%	2.5%	2.8%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information About The Plan Assets At Fair Value

	Millions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Balance as of March 31, 2011
Pension plan assets:
Equities	¥23,121	¥—	¥—	¥23,121
Private equity	—	—	838	838
Japanese government securities	47,099	—	—	47,099
Japanese agency and municipal securities	—	—	—	—
Foreign government securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other(1)	—	18,290	8,807	27,097
Life insurance company general accounts	—	19,344	—	19,344
Other assets	—	3,228	—	3,228

Total	¥70,220	¥40,862	¥9,645	¥120,727

	Millions of yen
	March 31, 2012
	Level 1	Level 2	Level 3	Balance as of March 31, 2012
Pension plan assets:
Equities	¥27,230	¥—	¥—	¥27,230
Private equity	—	—	9,802	9,802
Japanese government securities	59,867	—	—	59,867
Japanese agency and municipal securities	—	219	—	219
Foreign government securities	757	—	—	757
Bank and corporate debt securities	—	4,011	—	4,011
Investment trust funds and other(1)	—	13,983	12,434	26,417
Life insurance company general accounts	—	23,501	—	23,501
Other assets	—	7,848	—	7,848

Total	¥87,854	¥49,562	¥22,236	¥159,652

(1)	Includes hedge funds and real estate funds.

Information About The Plan Assets For Which Level 3 Inputs Are Utilized To Determine The Fair Value

	Millions of yen
	Year ended March 31, 2011
	Balance as of April 1, 2010	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2011
Private equity	¥892	¥5	¥(59)	¥—	¥838
Investment trust funds and other	9,371	(376)	(188)	—	8,807

Total	¥10,263	¥(371)	¥(247)	¥—	¥9,645

	Millions of yen
	Year ended March 31, 2012
	Balance as of April 1, 2011	Unrealized and realized gains / loss	Purchases / sales and other settlement	Net transfers in / (out of) Level 3	Balance as of March 31, 2012
Private equity	¥838	¥974	¥7,990	¥—	¥9,802
Investment trust funds and other	8,807	(353)	3,980	—	12,434

Total	¥9,645	¥621	¥11,970	¥—	¥22,236

Expected Benefit Payments

Year ending March 31	Millions of yen
2013	¥9,504
2014	9,265
2015	9,999
2016	10,671
2017	10,634
2018-2022	56,148